Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Current assets:
Cash and cash equivalents	$ 1,569,705	¥ 10,898,463	¥ 9,959,932
Restricted cash	45,733	317,521	95,997
Short-term investments	11,370,166	78,943,065	57,969,242
Accounts receivable, net of allowance of RMB189,563 and RMB177,401 (US$25,551) for 2015 and 2016, respectively	591,866	4,109,324	3,926,986
Loans and interest receivable, current portion net of allowances of RMB8,945 and RMB48,722 (US$7,017) for 2015 and 2016, respectively	259,311	1,800,397	227,107
Amounts due from related parties	49,776	345,594	1,940,559
Other current assets, net	481,710	3,344,516	4,113,840
Total current assets	14,368,267	99,758,880	78,233,663
Non-current assets:
Fixed assets, net	1,626,724	11,294,348	10,627,127
Intangible assets, net	557,718	3,872,227	3,334,619
Goodwill	2,209,721	15,342,096	15,395,573
Long-term investments, net	6,580,781	45,690,363	37,958,591
Deferred tax assets, net	158,466	1,100,230	1,008,174
Loans and interest receivable, non current portion net of allowances of nil and RMB69,457 (US$10,004) for 2015 and 2016, respectively	390,151	2,708,817	122,093
Amounts due from related parties	1,606	11,153	9,725
Other non-current assets	319,642	2,219,277	1,163,743
Total non-current assets	11,844,809	82,238,511	69,619,645
Total assets	26,213,076	181,997,391	147,853,308
Current liabilities (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB14,391,610 and RMB20,914,589 (US$3,012,327) as of December 31, 2015 and 2016, respectively):
Short-term loans	160,593	1,115,000	100,000
Accounts payable and accrued liabilities	4,127,047	28,654,086	17,840,192
Customer advances and deposits	868,743	6,031,681	5,420,230
Deferred revenue	85,908	596,460	375,672
Deferred income	81,536	566,104	559,855
Long-term loans, current portion	499,539	3,468,296	974,820
Notes payable, current portion	749,433	5,203,315	0
Amounts due to related parties	66,065	458,687	785,945
Capital lease obligation	1,212	8,416	46,088
Total current liabilities	6,640,076	46,102,045	26,102,802
Non-current liabilities (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB2,718,124 and RMB1,107,864 (US$159,566) as of December 31, 2015 and 2016, respectively):
Deferred income	4,008	27,828	17,413
Long-term loans	982,588	6,822,109	3,239,676
Notes payable	3,982,209	27,648,477	30,702,116
Deferred tax liabilities	516,957	3,589,235	3,441,290
Capital lease obligation	50	348	8,435
Other non-current liabilities	9,355	64,954	125,860
Total non-current liabilities	5,495,167	38,152,951	37,534,790
Total liabilities	12,135,243	84,254,996	63,637,592
Commitments and contingencies
Redeemable noncontrolling interests	791,009	5,491,976	3,947,879
Equity
Additional paid-in capital	1,198,731	8,322,787	6,402,349
Retained earnings	12,348,222	85,733,706	74,659,355
Accumulated other comprehensive loss	(256,801)	(1,782,966)	(806,056)
Total Baidu, Inc. shareholders' equity	13,290,154	92,273,542	80,255,663
Noncontrolling interests	(3,330)	(23,123)	12,174
Total equity	13,286,824	92,250,419	80,267,837
Total liabilities, redeemable noncontrolling interests and equity	26,213,076	181,997,391	147,853,308
Class A Ordinary Shares
Equity
Ordinary shares, value	2	12	12
Class B Ordinary Shares
Equity
Ordinary shares, value	$ 0	¥ 3	¥ 3